Appendix III - Changes in Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Other Intangible Assets
Intangible assets at beginning of the year	€ 2,949,147	€ 1,636,950
Business combinations		1,255,252
Additions	(61,748)	(15,222)
Transfers	2,252	2,142
Disposals		(22,756)
Disposals, net	139
Translation differences	(57,594)	92,781
Intangible assets at end of the year	2,832,196	2,949,147
Gross carrying amount
Changes in Other Intangible Assets
Intangible assets at beginning of the year	4,003,893	2,615,965
Additions	85,882	109,069
Business combinations		1,255,596
Transfers	3,183	1,923
Disposals	(2,273)	(119,533)
Translation differences	(86,209)	140,873
Intangible assets at end of the year	4,004,476	4,003,893
Gross carrying amount | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,822,085	801,606
Additions	58,573	39,835
Business combinations		943,857
Disposals		(3,372)
Translation differences	(27,175)	40,159
Intangible assets at end of the year	1,853,483	1,822,085
Gross carrying amount | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	292,158	244,558
Additions	2,747	36,612
Business combinations		3,762
Transfers	(344)	97
Disposals	(1,478)	(3,907)
Translation differences	(8,347)	11,036
Intangible assets at end of the year	284,736	292,158
Gross carrying amount | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	340,991	330,491
Additions	22,174	31,299
Business combinations		50
Transfers	3,684	1,881
Disposals	(117)	(34,429)
Translation differences	(6,895)	11,699
Intangible assets at end of the year	359,837	340,991
Gross carrying amount | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	1,148,862	1,083,301
Translation differences	(39,097)	65,561
Intangible assets at end of the year	1,109,765	1,148,862
Gross carrying amount | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	399,797	156,009
Additions	2,388	1,323
Business combinations		307,927
Transfers	(157)	(55)
Disposals	(678)	(77,825)
Translation differences	(4,695)	12,418
Intangible assets at end of the year	396,655	399,797
Accumulated depreciation and amortisation
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(1,052,663)	(908,915)
Business combinations		(344)
Additions, amortisation	(147,209)	(123,653)
Transfers	(931)	140
Disposals	974	20,475
Translation differences	28,608	(40,366)
Intangible assets at end of the year	(1,171,221)	(1,052,663)
Accumulated depreciation and amortisation | Development costs
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(199,444)	(168,366)
Additions, amortisation	(32,694)	(28,160)
Disposals		663
Translation differences	3,306	(3,581)
Intangible assets at end of the year	(228,832)	(199,444)
Accumulated depreciation and amortisation | Concessions, patents, licenses brands & similar
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(77,331)	(64,176)
Business combinations		(332)
Additions, amortisation	(16,274)	(12,321)
Transfers	363
Disposals	192	2,200
Translation differences	1,554	(2,702)
Intangible assets at end of the year	(91,496)	(77,331)
Accumulated depreciation and amortisation | Computer software
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(220,305)	(200,291)
Business combinations		(12)
Additions, amortisation	(34,366)	(30,357)
Transfers	(1,294)	140
Disposals	104	16,813
Translation differences	4,423	(6,598)
Intangible assets at end of the year	(251,438)	(220,305)
Accumulated depreciation and amortisation | Currently marketed products
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(457,794)	(394,784)
Additions, amortisation	(40,212)	(40,212)
Translation differences	15,975	(22,798)
Intangible assets at end of the year	(482,031)	(457,794)
Accumulated depreciation and amortisation | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(97,789)	(81,298)
Additions, amortisation	(23,663)	(12,603)
Disposals	678	799
Translation differences	3,350	(4,687)
Intangible assets at end of the year	(117,424)	(97,789)
Accumulated impairment | Other Intangible assets [Member]
Changes in Other Intangible Assets
Intangible assets at beginning of the year	(2,083)	(70,100)
Additions, impairment	(421)	(638)
Transfers		79
Disposals	1,438	76,302
Translation differences	7	(7,726)
Intangible assets at end of the year	€ (1,059)	€ (2,083)